UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

California Municipal Income Fund

Massachusetts Municipal Income Fund

National Municipal Income Fund

New York Municipal Income Fund

Ohio Municipal Income Fund

Eaton Vance

California Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.4%

Security	Principal Amount (000’s omitted)	Value
Education — 11.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,731,150
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,191,490
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	252,687
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	431,235
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,234,092
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,250	3,328,260
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	3,308,050
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,101,808
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	512,658
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	338,361
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	1,019,446
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,074,283
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,123,085
California State University, 5.25%, 11/1/31	1,465	1,742,207

		$22,388,812

Electric Utilities — 10.0%
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,725	$2,969,923
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,055,304
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/25	1,780	2,062,183
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,010	1,157,571
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,240,796
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,721,527
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,316,108
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,453,652
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,450,473

		$19,427,537

Escrowed/Prerefunded — 2.2%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$4,197,958

		$4,197,958

General Obligations — 15.3%
California, 4.00%, 9/1/26	$1,230	$1,356,186
California, 4.00%, 9/1/27	1,400	1,529,584
California, 4.00%, 9/1/28	1,000	1,083,780
California, 5.00%, 4/1/42	1,130	1,275,759
California, 5.50%, 11/1/35	2,500	2,990,175
California, 6.00%, 4/1/38	1,000	1,186,360
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/23	150	173,888
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/24	170	194,256
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/25	300	338,460
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/26	440	493,495

1

Security	Principal Amount (000’s omitted)	Value
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/37	$1,125	$1,302,536
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	215	239,858
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	235	259,113
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	260	285,215
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	255	283,547
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	310	342,956
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,105	1,243,379
Menlo Park City School District, 5.00%, 7/1/30	515	625,457
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,974,696
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,205,656
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,174,720
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,400	6,188,184

		$29,747,260

Hospital — 17.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$951,860
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,213,442
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,841,390
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,183,749
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	1,050	1,192,201
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/26	1,000	1,192,700
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	298,080
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	3,250	3,711,630
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,745,460
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,670	1,870,918
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,623,400
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	574,795
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,855	2,029,018
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	625	675,456
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	5,000	5,602,700
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,002,260
Washington Township Health Care District, 5.00%, 7/1/25	750	821,317
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,363,603

		$33,893,979

Housing — 0.8%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,241	$1,259,554
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	383	388,213

		$1,647,767

Industrial Development Revenue — 1.1%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$288,050

2

Security	Principal Amount (000’s omitted)	Value
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	$1,700	$1,820,462

		$2,108,512

Insured-Education — 1.7%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,599,640
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,500	1,631,970

		$3,231,610

Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	$2,000	$2,040,520

		$2,040,520

Insured-Escrowed/Prerefunded — 5.2%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	$15,000	$10,158,750

		$10,158,750

Insured-General Obligations — 0.9%
Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	$1,300	$1,437,475
San Mateo County Community College District, (Election of 2001), (NPFG), 0.00%, 9/1/29	550	289,162

		$1,726,637

Insured-Lease Revenue/Certificates of Participation — 3.2%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$4,041,578
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,400	2,170,848

		$6,212,426

Insured-Special Tax Revenue — 3.8%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	$2,720	$2,911,597
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,493,440

		$7,405,037

Insured-Transportation — 3.0%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,039,068
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,125	2,237,795
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,499,562

		$5,776,425

Lease Revenue/Certificates of Participation — 1.8%
Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,075	$980,884
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,205	2,621,113

		$3,601,997

Other Revenue — 0.3%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$543,052

		$543,052

Senior Living/Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$723,000
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	254,230

3

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	$1,000	$1,006,430
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,143,470

		$3,127,130

Special Tax Revenue — 8.2%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$414,564
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	629,589
Corona Public Financing Authority, 5.80%, 9/1/20	1,695	1,699,831
Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	570	590,372
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	298,454
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	591,516
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	293,028
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	409,523
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	290,615
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	13,190	948,888
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,585	3,743,672
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,177,110
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	988,122
Temecula Unified School District, 5.00%, 9/1/27	350	358,925
Temecula Unified School District, 5.00%, 9/1/37	535	540,136
Torrance Redevelopment Agency, 5.625%, 9/1/28	1,000	1,000,670
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,048,710
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	901,017

		$15,924,742

Transportation — 9.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,798,551
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	3,080	3,492,227
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,091,330
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,994,375
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,128,696

		$18,505,179

Water and Sewer — 5.9%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/32	$1,975	$2,397,117
California Department of Water Resources, 5.00%, 12/1/29	3,180	3,680,659
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,372,980
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,934,200

		$11,384,956

Total Tax-Exempt Investments — 104.4% (identified cost $180,475,012)		$203,050,286

Other Assets, Less Liabilities — (4.4)%		$(8,519,398)

Net Assets — 100.0%		$194,530,888

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 11.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,320,411.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	80 U.S. 10-Year Treasury Note	Short	$(10,644,250)	$(10,622,500)	$21,750
3/13	25 U.S. 30-Year Treasury Bond	Short	(3,749,759)	(3,687,500)	62,259

					$84,009

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $84,009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,165,052

Gross unrealized appreciation	$23,589,479
Gross unrealized depreciation	(264,245)

Net unrealized appreciation	$23,325,234

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$203,050,286	$—	$203,050,286
Total Investments	$—	$203,050,286	$—	$203,050,286
Futures Contracts	$84,009	$—	$—	$84,009
Total	$84,009	$203,050,286	$—	$203,134,295

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,686,880
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	4,007,925
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,384,985

		$13,079,790

Education — 17.4%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$3,930	$4,981,747
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,249,226
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,175,399
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,363,080
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,873,120
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,260,050
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,859,650

		$32,762,272

Escrowed/Prerefunded — 2.0%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,740,390
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	1,955	2,118,086

		$3,858,476

General Obligations — 12.0%
Boston, 4.00%, 4/1/24	$375	$434,243
Danvers, 5.25%, 7/1/36	2,800	3,309,908
Lexington, 4.00%, 2/1/22	1,315	1,577,737
Lexington, 4.00%, 2/1/23	1,095	1,313,869
Newton, 5.00%, 4/1/36	4,500	5,095,530
Plymouth, 5.00%, 5/1/26	710	853,526
Plymouth, 5.00%, 5/1/28	1,160	1,375,458
Plymouth, 5.00%, 5/1/31	1,090	1,283,486
Plymouth, 5.00%, 5/1/32	1,000	1,172,610
Wayland, 5.00%, 2/1/33	1,790	2,119,253
Wayland, 5.00%, 2/1/36	2,680	3,128,069
Winchester, 5.00%, 4/15/36	775	907,502

		$22,571,191

Hospital — 13.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,245,079
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,394,190
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	3,245	3,704,525
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,384,025

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$2,000	$2,192,820
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,368,538
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,713,547
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	7,490,404
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	813,315

		$25,306,443

Industrial Development Revenue — 1.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$1,900	$1,920,653

		$1,920,653

Insured-Education — 7.5%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,689,200
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	5,460	7,328,412

		$14,017,612

Insured-Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$232,052

		$232,052

Insured-General Obligations — 4.4%
Massachusetts, (BHAC), (FGIC), 0.78%, 5/1/37(3)	$8,800	$8,306,056

		$8,306,056

Insured-Hospital — 0.8%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,555,676

		$1,555,676

Insured-Special Tax Revenue — 6.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$6,383,477
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,631,450

		$12,014,927

Insured-Student Loan — 3.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,750	$1,956,973
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,385	4,439,023

		$6,395,996

Insured-Transportation — 8.4%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,912,621
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	8,592,260
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	4,320	4,348,728

		$15,853,609

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,861,031
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,380,679
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,809,590

		$5,051,300

Senior Living/Life Care — 2.6%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,400,434
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	581,264
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	615	615,215
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,369,506

		$4,966,419

Special Tax Revenue — 7.7%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$490,259
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,227,571
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,032,660
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,662,394
Massachusetts, Transportation Fund, Gas Tax Revenue, (Accelerated Bridge Program), 4.00%, 6/1/28	4,000	4,419,240
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	88,423
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,475,955

		$14,396,502

Transportation — 2.4%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,525,575

		$4,525,575

Water and Sewer — 5.3%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$3,975	$3,993,881
Boston Water and Sewer Commission, 4.00%, 11/1/25	2,500	2,879,675
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,783,019
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,250	1,355,887

		$10,012,462

Total Tax-Exempt Investments — 104.6% (identified cost $170,678,589)		$196,827,011

Other Assets, Less Liabilities — (4.6)%		$(8,728,004)

Net Assets — 100.0%		$188,099,007

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

3

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 29.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,877,140.

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2012.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	112 U.S. 30-Year Treasury Bond	Short	$(16,798,920)	$(16,520,000)	$278,920

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $278,920.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$150,890,546

Gross unrealized appreciation	$27,495,488
Gross unrealized depreciation	(209,023)

Net unrealized appreciation	$27,286,465

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$196,827,011	$—	$196,827,011
Total Investments	$—	$196,827,011	$—	$196,827,011
Futures Contracts	$278,920	$—	$—	$278,920
Total	$278,920	$196,827,011	$—	$197,105,931

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 111.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/26	$26,525	$30,507,464
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/27	10,805	12,333,259
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	16,952,955
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	21,760	26,567,872

		$86,361,550

Cogeneration — 0.7%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,150	$22,273,819
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	1,300	825,188
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	21,950	14,109,899
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(12)	1,500	29,940
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	5,000	99,800

		$37,338,646

Education — 2.4%
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	$13,535	$15,103,030
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	4,750	5,596,925
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	52,470,022
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	3,655	4,049,192
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/27	4,565	5,045,238
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	4,015	4,402,166
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	3,195	3,486,384
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	3,015	3,274,320
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	2,510	2,710,750
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	2,055	2,203,556
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,930,045
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,737,046

		$125,008,674

Electric Utilities — 3.4%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$10,071,976
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	29,110	27,710,391
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	20,025	20,366,226
Puerto Rico Electric Power Authority, 5.25%, 7/1/40	10,000	9,920,900
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	48,141,663
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	58,015,219

		$174,226,375

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.1%
Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,243,288

		$3,243,288

General Obligations — 15.3%
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/23	$870	$686,326
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/24	1,405	1,066,240
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/25	1,450	1,041,680
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/26	1,495	1,027,693
Beaverton School District 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/21	3,670	4,339,151
Beaverton School District 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/22	5,390	6,355,672
Beaverton School District 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/25	13,205	14,967,207
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/31	790	961,904
California, 4.00%, 9/1/26	11,165	12,310,417
California, 4.00%, 9/1/27	15,070	16,464,879
California, 4.00%, 9/1/28	31,180	33,792,260
California, 5.00%, 9/1/25	5,500	6,620,625
California, 5.00%, 4/1/42	35,345	39,904,152
Clark County, NV, 5.00%, 6/1/38(2)	94,200	106,236,876
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	12,840	15,649,392
Cuyahoga County, OH, 4.00%, 12/1/37	1,000	1,051,600
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/25	500	355,115
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/26	2,590	1,765,370
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/27	2,650	1,739,858
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/28	2,500	1,571,625
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/29	2,590	1,557,652
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/30	2,000	1,154,060
Dieringer School District No. 343, Pierce County, WA, 3.00%, 12/1/21(3)	2,765	3,064,588
Dieringer School District No. 343, Pierce County, WA, 3.00%, 12/1/22(3)	1,070	1,179,375
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,050	1,929,400
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	3,440	2,076,590
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	4,110	2,361,853
Hawaii, 5.00%, 12/1/31	19,000	22,666,240
Highline School District No. 401, King County, WA, 4.00%, 12/1/22	1,545	1,816,364
Highline School District No. 401, King County, WA, 4.00%, 12/1/23	2,740	3,156,644
Howell Public Schools, MI, 4.25%, 5/1/24	800	918,176
Howell Public Schools, MI, 4.25%, 5/1/25	1,605	1,829,588
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,350,391
Lexington-Fayette Urban County Airport Board, KY, (AMT), 5.00%, 7/1/30	900	1,029,033
Louisiana, 4.00%, 8/1/28(2)	23,200	25,949,664
Louisiana, 4.00%, 8/1/28	5	5,593
Louisiana, 4.00%, 8/1/29(2)	23,940	26,562,627
Louisiana, 4.00%, 8/1/29	15	16,643
Louisiana, 4.00%, 8/1/30(2)	15,760	17,402,507
Louisiana, 4.00%, 8/1/30	10	11,042
Louisiana, 4.00%, 8/1/31(2)	15,920	17,494,647
Louisiana, 4.00%, 8/1/31	10	10,989
Newton, MA, 5.00%, 4/1/36	5,275	5,973,094
Newton, MA, 5.00%, 4/1/39	11,480	12,921,888

Security	Principal Amount (000’s omitted)	Value
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	$41,620	$47,195,831
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,339,700
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	5,964,232
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	8,638,385
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	7,989,885
San Francisco City and County, CA, 4.00%, 6/15/29	4,970	5,405,372
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	36,300	40,273,761
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(4)	57,400	65,778,104
Sumner School District No. 320, Pierce County, WA, 3.00%, 12/1/27	4,585	4,941,988
Texas, (AMT), 5.00%, 8/1/31	8,000	9,264,960
Texas, (AMT), 5.00%, 8/1/36	9,465	10,738,421
Texas, (Texas Transportation Commission), 4.50%, 4/1/33(2)	40,875	44,912,633
Texas, (Texas Transportation Commission), 5.00%, 4/1/36	20,000	23,358,800
Washington, 5.00%, 2/1/31	15,720	18,460,468
Washington, 5.00%, 2/1/33	21,255	24,708,087
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,676,648

		$779,993,965

Health Care-Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$634	$637,819
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	680	685,160

		$1,322,979

Hospital — 14.8%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)(4)	$34,260	$37,059,042
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,527,070
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	36,700	41,750,287
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	16,070,723
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,766,022
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	21,614,956
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	49,645	52,798,947
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	73,650	82,527,771
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	57,980	65,433,909
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,290	12,679,962
Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas HealthCare System), 5.00%, 1/15/43	3,415	3,827,225
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	18,195	20,073,452
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	67,962,956
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	9,150,484
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	4,060	4,255,124
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	17,462,631

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	$12,795	$14,015,643
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	4,000	4,002,800
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	3,500	3,840,550
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	2,545	2,841,314
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,150	4,800,969
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	41,400	45,172,368
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28(3)	2,000	2,216,940
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29(3)	1,220	1,348,832
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37(2)	63,000	69,016,500
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(2)	75,000	81,832,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	19,459,513
Washington Township Health Care District, 6.25%, 7/1/39	16,675	19,148,069
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	8,475	8,997,145
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	9,448,760

		$757,102,464

Housing — 2.0%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$5,925	$4,864,958
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,380	7,589,223
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	8,292,816
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	23,335	25,180,098
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,892,925
Virginia Housing Development Authority, (AMT), 20.165%, 10/1/35(6)(7)(8)	6,940	9,232,976
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35(9)	18,345	19,435,794
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,745,625

		$101,234,415

Industrial Development Revenue — 4.5%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,530	$5,394,902
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,598,054
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	34,630,588
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,500	3,500,980
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,921,175
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	91,499
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	9,590	9,863,699
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	59,468,472
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,635	60,153,649

		$227,623,018

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.9%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$36,660	$43,365,114

		$43,365,114

Insured-General Obligations — 1.2%
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	$2,240	$2,240,067
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	51,625	57,084,344

		$59,324,411

Insured-Hospital — 1.1%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$38,800	$40,324,452
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	14,124,000

		$54,448,452

Insured-Housing — 0.2%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,693,944

		$10,693,944

Insured-Other Revenue — 3.8%
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$40,700	$24,870,549
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	16,837,391
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	21,164,172
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	4,462,500
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,786,724
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,167,887
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	19,120	19,354,794
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	11,350	11,382,574
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	16,615	16,626,963
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	61,076,500

		$196,730,054

Insured-Special Tax Revenue — 6.3%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$20,805	$14,113,696
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	20,059,438
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	17,000	10,483,560
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,000	14,076,920
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,967,933
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	9,246,759
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	27,761,597
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	42,941,808
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	29,205,246
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	60,720	9,469,284
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	50,000	7,573,000
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,425	555,208

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	$2,000	$721,840
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,085,635	87,556,463
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	192,700	29,918,602
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,386,680
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	12,268,020

		$324,306,054

Insured-Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$45,125	$50,461,934
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,710	42,223,867

		$92,685,801

Insured-Transportation — 6.6%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$3,630,187
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	5,751,826
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	12,215	13,333,528
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	52,480	56,556,646
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	104,265	43,110,449
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	64,154,626
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(4)	2,500	2,516,625
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	40,759,461
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	24,009,250
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	33,095,240
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	9,788,799
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	33,299,076
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	8,101,258

		$338,106,971

Lease Revenue/Certificates of Participation — 2.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$38,385	$45,613,663
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	47,634,919
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	43,947,766

		$137,196,348

Nursing Home — 0.5%
Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,885	$7,950,446
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,780	9,688,850
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,415	8,422,910
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,645	1,272,342

		$27,334,548

Other Revenue — 7.8%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$14,822,394
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,295	16,602,785
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	9,062,363
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	216,293

Security	Principal Amount (000’s omitted)	Value
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,795	$1,050,627
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	5,210	151,246
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	33,100	31,461,881
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	41,945	38,779,411
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	27,650	28,675,538
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46	12,330	5,561,940
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	23,163,335
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,149,480
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,426,480
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	23,054,212
Seminole Tribe, FL, 5.25%, 10/1/27(6)	1,000	1,071,390
Seminole Tribe, FL, 5.50%, 10/1/24(6)	11,915	12,976,031
Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,100	2,324,364
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	80,270	103,200,731
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	3,700	4,022,566
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	5,000	5,371,850
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	12,000	12,841,680
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	32,000	29,127,360
Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	13,070	10,522,003

		$399,635,960

Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$411,840
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(10)	410	102,508
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(1)	9,345	4,673,715
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(10)	16,435	7,233,208
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,751,540

		$14,172,811

Special Tax Revenue — 5.9%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$185	$187,588
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	2,000	1,384,480
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	910	849,731
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	315	319,193
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/26	3,545	4,112,732
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/27	1,570	1,805,453
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	570	594,447
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	440	449,152
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	10,564,558
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	10,121,406
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	10,716,033
Massachusetts Bay Transportation Authority, 5.00%, 7/1/41	11,355	13,204,843
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	33,516,395
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	39,175	21,291,221
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	74,070	36,916,488
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	230	0

Security	Principal Amount (000’s omitted)	Value
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	$80	$0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	170	134,519
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	187,751
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	260	232,615
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	156,110
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/42	32,540	37,386,833
New York, NY, Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/25	17,535	20,281,682
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	19,000	21,963,810
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	26,875	32,307,781
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	34,748,818
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,095	977,375
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	555	470,446
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	405	267,073
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,482,533
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	400	404,784
University Square, FL, Community Development District, 6.75%, 5/1/20	4,670	4,680,834

		$301,716,684

Student Loan — 0.9%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,766,920
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	5,880	6,360,161
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/22	4,875	5,440,695
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	10,010	10,818,908
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/25	7,130	8,118,432
New Jersey Higher Education Student Assistance Authority, (AMT), 5.75%, 12/1/27	800	916,824

		$48,421,940

Transportation — 24.2%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$5,051,125
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/29	10,000	11,151,000
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/30	12,430	13,830,612
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	10,000	11,094,700
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/32	13,955	15,426,973
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/37	40,000	43,243,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	46,040	49,737,933
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Series D, 5.00%, 11/1/42	21,255	22,962,202
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Series H, 5.00%, 11/1/42	10,000	10,803,200
Illinois Toll Highway Authority, 5.25%, 1/1/29	18,160	20,778,127
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(4)	18,180	20,751,561
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	16,200	18,368,208
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	16,583,418

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	$19,475	$24,689,626
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	15,870	17,580,627
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	50,590	58,113,745
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	19,320	20,710,847
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	15,975	16,963,533
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	91,425	29,589,701
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	55,250	64,823,720
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	50,000	14,359,500
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	30,842,808
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	18,230	20,729,333
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	15,845	18,210,500
New York Thruway Authority, 5.00%, 1/1/37	5,135	5,799,315
New York Thruway Authority, 5.00%, 1/1/42	10,565	11,827,095
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	73,546,861
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	16,814,250
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	14,735	16,351,135
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,185,718
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	12,595,111
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	11,517,901
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	4,980	5,578,895
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	24,421,000
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	12,264,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	23,427,696
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	20,675	23,146,076
Port Authority of New York and New Jersey, 5.00%, 10/15/36	23,175	26,186,591
Port Authority of New York and New Jersey, 5.25%, 7/15/36	10,310	12,226,938
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	19,035	20,644,600
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	14,505	15,570,247
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	80,490	86,401,186
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/30	13,215	15,260,418
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	33,222,055
Route 460 Funding Corp., VA, 5.00%, 7/1/52	11,250	11,787,638
Route 460 Funding Corp., VA, 5.125%, 7/1/49	7,500	8,004,075
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,912,204
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,891,495
Texas Transportation Commission, (Central Texas Turnpike System), 4.00%, 8/15/38	15,000	14,868,750
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	28,865	31,402,811
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/32	49,115	24,622,823
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	46,190,520

		$1,235,064,003

Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$10,330	$10,984,406
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	17,215	18,611,997
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/32	5,300	5,752,355
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	39,295,464

Security	Principal Amount (000’s omitted)	Value
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(4)	$42,030	$50,245,184

		$124,889,406

Total Tax-Exempt Municipal Securities — 111.5% (identified cost $5,213,900,429)		$5,701,547,875

Taxable Municipal Securities — 2.5%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 2.2%
Municipal Electric Authority of Georgia, 6.637%, 4/1/57(11)	$33,410	$39,795,987
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(11)	63,315	75,035,873

		$114,831,860

General Obligations — 0.3%
California, 6.509%, 4/1/39(11)	$1,950	$2,247,375
California, 7.70%, 11/1/30(11)	8,355	10,396,545
California, 7.95%, 3/1/36(11)	200	247,858

		$12,891,778

Total Taxable Municipal Securities — 2.5% (identified cost $124,919,091)		$127,723,638

Total Investments — 114.0% (identified cost $5,338,819,520)		$5,829,271,513

Other Assets, Less Liabilities — (14.0)%		$(716,805,065)

Net Assets — 100.0%		$5,112,466,448

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.5%
Texas	20.2%
California	17.1%
Florida	10.8%
Others, representing less than 10% individually	45.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.01% to 6.9% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $85,144,011.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $52,503,700 or 1.0% of the Fund’s net assets.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2012.

(9)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)	Security is in default and making only partial interest payments.

(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(12)	Defaulted matured bond.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	11,000 U.S. 30-Year Treasury Bond	Short	$(1,647,559,876)	$(1,622,500,000)	$25,059,876

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $25,059,876.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,571,008,708

Gross unrealized appreciation	$643,721,131
Gross unrealized depreciation	(119,171,326)

Net unrealized appreciation	$524,549,805

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$5,701,547,875	$—	$5,701,547,875
Taxable Municipal Securities	—	127,723,638	—	127,723,638
Total Investments	$—	$5,829,271,513	$—	$5,829,271,513
Futures Contracts	$25,059,876	$—	$—	$25,059,876
Total	$25,059,876	$5,829,271,513	$—	$5,854,331,389

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,788,935
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,487,548

		$16,276,483

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,250,000

		$4,250,000

Education — 21.6%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,286,687
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,640,599
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	257,220
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,055,386
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,249,000
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	5,000	5,681,250
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,436,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,828,750
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/28	2,500	2,754,200
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	10,797,550
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,326,798
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,311,065
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	292,235
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,645,620
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	5,000	5,403,600
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,377,400
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,300,085
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,066,874
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,779,176

		$75,489,995

Electric Utilities — 3.9%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,560,624
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,022,200
New York Power Authority, 5.00%, 11/15/31	1,000	1,191,220
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,812,789

		$13,586,833

1

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.5%
Geneva Industrial Development Agency, (Hobart and William Smith Colleges), Prerefunded to 2/1/13, 5.375%, 2/1/33	$1,810	$1,817,783

		$1,817,783

General Obligations — 5.2%
New York, 5.00%, 12/15/30	$5,000	$6,026,300
New York City, 5.30%, 4/1/27	250	299,780
New York City, 5.375%, 4/1/36	5,000	5,939,750
New York City, 6.25%, 10/15/28	4,000	4,965,560
Saratoga County, 4.75%, 7/15/37	1,000	1,096,440

		$18,327,830

Health Care-Miscellaneous — 0.1%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$330	$330,122
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	165	165,815

		$495,937

Hospital — 13.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$441,033
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,962,097
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,335	2,339,717
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,543,420
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	7,442,752
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,043,520
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,956,960
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,334,267
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,929,300
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,587,035
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,135,725
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,752,090
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,000	1,000,700
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,074,994
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,598,024

		$48,141,634

Housing — 3.1%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,586,975
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,057,500
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,157,100
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,900	3,078,002
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	45	45,056

		$10,924,633

Industrial Development Revenue — 3.8%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,853,740

2

Security	Principal Amount (000’s omitted)	Value
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	$2,580	$2,623,009
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	5,004,000
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	815	835,285

		$13,316,034

Insured-Education — 3.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,166,576
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,501,460

		$10,668,036

Insured-Electric Utilities — 1.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$5,201,150

		$5,201,150

Insured-Escrowed/Prerefunded — 5.1%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,838,884
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,078,314
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	10,698,734
New York Urban Development Corp., (FGIC), (NPFG), Prerefunded to 3/15/14, 5.25%, 3/15/34	1,000	1,060,030

		$17,675,962

Insured-General Obligations — 1.9%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,261,419
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,219,183
Jamestown, (AMBAC), 7.10%, 3/15/13	675	683,552
Jamestown, (AMBAC), 7.10%, 3/15/14	515	552,245

		$6,716,399

Insured-Other Revenue — 2.4%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$5,229,781
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,250,374
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,062,929

		$8,543,084

Insured-Special Tax Revenue — 1.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$6,750	$2,826,832
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,975	1,541,789
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	4,140	850,108

		$5,218,729

Insured-Transportation — 1.1%
Metropolitan Transportation Authority, (AGM), 4.00%, 11/15/30	$1,055	$1,151,607
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	2,695	2,725,561

		$3,877,168

Insured-Water and Sewer — 0.7%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,619,365

		$2,619,365

3

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.8%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$13,204,252

		$13,204,252

Other Revenue — 4.9%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$4,563,717
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,463,415
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,966,722
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,124,890
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,325,579
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,792,400

		$17,236,723

Senior Living/Life Care — 1.3%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,648
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	785,145
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	323,831
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,664,797

		$4,574,421

Special Tax Revenue — 6.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,429,379
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/32	1,445	720,188
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,812,045
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,702,650
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,751,745
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	6,420,975
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	41,235	2,966,446
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,222,753

		$23,026,181

Transportation — 11.1%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,736,872
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,992,300
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,128,312
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,439,947
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,550,452
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	13,139,760
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,119,875
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,664,820

		$38,772,338

Water and Sewer — 2.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$316,976
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	305,598
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	168,649
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	263,589
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	253,036
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	242,149
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	232,766
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,751,430

4

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	$1,000	$1,160,080
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	3,450	4,124,337

		$8,818,610

Total Tax-Exempt Investments — 105.4% (identified cost $325,172,483)		$368,779,580

Miscellaneous — 0.4%

Security	Units	Value
Real Estate — 0.4%
CMS Liquidating Trust(3)(4)(5)	400	$1,280,000

Total Miscellaneous — 0.4% (identified cost $1,280,000)		$1,280,000

Total Investments — 105.8% (identified cost $326,452,483)		$370,059,580

Other Assets, Less Liabilities — (5.8)%		$(20,233,382)

Net Assets — 100.0%		$349,826,198

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 16.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,824,337.

(3)	Non-income producing.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $1,280,000 or 0.4% of the Fund’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

5

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	192 U.S. 30-Year Treasury Bond	Short	$(28,798,149)	$(28,320,000)	$478,149

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $478,149.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$292,221,410

Gross unrealized appreciation	$46,360,469
Gross unrealized depreciation	(3,047,299)

Net unrealized appreciation	$43,313,170

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$368,779,580	$—	$368,779,580
Miscellaneous	—	—	1,280,000	1,280,000
Total Investments	$—	$368,779,580	$1,280,000	$370,059,580
Futures Contracts	$478,149	$—	$—	$478,149
Total	$478,149	$368,779,580	$1,280,000	$370,537,729

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2012 is not presented.

At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Ohio Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.4%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$515	$522,864
Cleveland-Cuyahoga County Port Authority, (Fairmount Montessori Association), 5.125%, 5/15/25	610	620,577
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,507,551
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	900,285
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	750	897,113
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,270,950
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	5,075	6,196,321

		$11,915,661

Education — 6.8%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,912,825
Miami University, 4.00%, 9/1/29	2,000	2,172,800
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,573,100
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	671,182
Ohio State University, 5.00%, 12/1/29	1,060	1,386,766
University of Cincinnati, 5.00%, 6/1/28	1,000	1,194,720
Wright State University, 5.00%, 5/1/31	1,000	1,131,100

		$15,042,493

Electric Utilities — 0.8%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$1,530	$1,737,912

		$1,737,912

Escrowed/Prerefunded — 1.0%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$62,523
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	2,000	2,132,100

		$2,194,623

General Obligations — 5.3%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,194,060
Cuyahoga County, 4.00%, 12/1/37	3,000	3,154,800
Dayton, 4.00%, 12/1/30	1,535	1,641,867
Highland Local School District, 5.50%, 12/1/36	1,000	1,169,120
Marysville Exempted Village School District, 4.00%, 12/1/25	1,320	1,460,883
Marysville Exempted Village School District, 4.00%, 12/1/26	375	414,649
Ohio, 4.50%, 2/1/32	1,300	1,480,856
South-Western City School District, 4.50%, 12/1/31	1,000	1,152,810

		$11,669,045

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.8%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,500	$2,739,750
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,768,500
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,045,294
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,330,875
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,137,310
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,382,738
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,676,021

		$17,080,488

Housing — 0.1%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$200	$205,206

		$205,206

Industrial Development Revenue — 1.0%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,300	$2,299,908

		$2,299,908

Insured-Education — 4.2%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,477,238
Miami University, (AMBAC), 3.25%, 9/1/26	750	767,025
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	3,049,188
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	3,009,474

		$9,302,925

Insured-Electric Utilities — 11.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,841,972
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,389,990
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,201,180
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,045	5,322,879
Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,630	2,633,603
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,838,880
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,462,025
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,638,862
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,625	1,653,405
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,125	1,134,641

		$25,117,437

Insured-Escrowed/Prerefunded — 4.8%
Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,042,720
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	3,700	4,183,775
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,757,130
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,115,700
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	966,156
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,433,755

		$10,499,236

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 29.2%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,462,032
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	1,143,750
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	3,375,350
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	10,126,050
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,688,990
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	894,732
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	12,086,122
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,982,235
Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,745	1,968,430
Olentangy Local School District, (AGM), 5.00%, 12/1/30	1,255	1,386,210
Painesville City School District, (NPFG), 5.00%, 12/1/24	1,620	1,781,141
Pickerington Local School District, (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,428,660
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,497,450
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,854,725
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,586,155

		$64,262,032

Insured-Hospital — 4.1%
Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,350	$3,471,136
Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,270	1,285,494
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	815	828,847
Lorain County, (Catholic Healthcare Partners), (AGM), 15.196%, 2/1/29(2)(3)(4)	2,575	3,509,107

		$9,094,584

Insured-Special Tax Revenue — 1.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,760	$1,854,591
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,000	1,290,200

		$3,144,791

Insured-Transportation — 7.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,920	$2,192,448
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	7,000	8,998,780
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	5,000	5,033,250

		$16,224,478

Insured-Water and Sewer — 2.5%
Cleveland, Waterworks System, (NPFG), 5.00%, 1/1/37	$5,000	$5,494,000

		$5,494,000

Lease Revenue/Certificates of Participation — 1.5%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,677,499
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,723,830

		$3,401,329

Other Revenue — 2.9%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,820,696
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,624,813

		$6,445,509

Special Tax Revenue — 1.2%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$570	$683,156
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,111,268
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	793,841

		$2,588,265

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.4%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,270,720
Cincinnati Water System Authority, 5.00%, 12/1/32	3,820	4,318,281

		$7,589,001

Total Tax-Exempt Investments — 102.2% (identified cost $199,449,167)		$225,308,923

Other Assets, Less Liabilities — (2.2)%		$(4,950,136)

Net Assets — 100.0%		$220,358,787

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 63.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 26.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $3,509,107 or 1.6% of the Fund’s net assets.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2012.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,533,250.

4

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	104 U.S. 30-Year Treasury Bond	Short	$(15,598,997)	$(15,340,000)	$258,997

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $258,997.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$191,585,892

Gross unrealized appreciation	$27,725,634
Gross unrealized depreciation	(1,502,603)

Net unrealized appreciation	$26,223,031

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$225,308,923	$—	$225,308,923
Total Investments	$—	$225,308,923	$—	$225,308,923
Futures Contracts	$258,997	$—	$—	$258,997
Total	$258,997	$225,308,923	$—	$225,567,920

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013